Scope of consolidation - Narrative - Acquisitions and Disposals (Details) € in Millions	1 Months Ended	4 Months Ended	6 Months Ended	7 Months Ended	12 Months Ended
	Apr. 30, 2025 EUR (€) shareClass	Dec. 31, 2025	Dec. 31, 2025	Jul. 31, 2025	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Sep. 30, 2025 EUR (€)	Aug. 31, 2025 EUR (€)
Disclosure Of Detailed Information About The Scope Of Consolidation [Line Items]
Gains/(losses) on disposal of investments					€ (1,839)	€ (98)	€ 20
Losses on disposal of securities					246
STM Financial, S.A.
Disclosure Of Detailed Information About The Scope Of Consolidation [Line Items]
Proportion of ownership interest in associate	20.60%		23.40%
Purchase of interests in associates	€ 83
Number of class share operations | shareClass	2
Free2Move eSolutions S.p.A. (F2MeS)
Disclosure Of Detailed Information About The Scope Of Consolidation [Line Items]
Proportion of ownership interest in associate				50.00%
Auto Avaliar
Disclosure Of Detailed Information About The Scope Of Consolidation [Line Items]
Proportion of ownership interest in subsidiary		95.00%
Proportion of ownership interests held by non-controlling interests		5.00%
Gains/(losses) on disposal of investments					€ 35
Stellantis Otomotiv Pazarlama Anonim Sirketi ("Stellantis Türkiye")
Disclosure Of Detailed Information About The Scope Of Consolidation [Line Items]
Proportion of interest in subsidiary disposed	100.00%
Consideration paid (received)	€ 584
Losses on disposal of securities	€ 246
Free2Move eSolutions S.p.A. (F2MeS)
Disclosure Of Detailed Information About The Scope Of Consolidation [Line Items]
Consideration transferred through conversion of shareholder loan									€ 31
Cash transferred									29
Goodwill recognised as of acquisition date									€ 48
Goodwill								€ 48
Auto Avaliar
Disclosure Of Detailed Information About The Scope Of Consolidation [Line Items]
Consideration transferred, acquisition-date fair value								€ 54
Percentage of voting equity interests acquired (in percents)								51.70%
Goodwill								€ 45
Identifiable intangible assets recognised as of acquisition date								€ 54